Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016 [1]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 14,701,902		$ 12,785,931	$ 5,488,822
Working capital deficit	63,131		744,329
Net loss	1,915,971	$ 1,561,350	7,297,109	2,061,983
Net cash used in operations	$ 2,050,132	$ 113,374	$ 1,343,382	$ (2,370,383)

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.